Related party transactions (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of transactions occurred with related parties

The following transactions occurred with related parties:

	Consolidated
	2018 A$’000	2017 A$’000	2016 A$’000

Payment for other expenses:
Accounting fees paid to Watkins Coffey Martin, an entity (partnership) in which Steven Coffey is a partner	—	—	7

Salary paid to Prue Kelly, the partner of Graham Kelly, a former director	—	—	47

In addition to Director’s fees, Consultancy fees for executive duties while Mr Iain Ross was Acting CEO were paid to Gladstone Consultancy Partnership, a UK based consulting partnership in which he has a beneficial interest.	—	—	266

In addition to Director’s fees, Consultancy fees for executive duties were paid to Kumara Inc, a corporation in which Mr Ian Phillips is a Director and has a beneficial interest.	—	21	120

In addition to Director’s fees, Consultancy fees for executive duties were paid to John O’Connor.	—	38	—